GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Jul. 15, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Apr. 30, 2019
Accumulated deficit	$ (66,845,286)	$ (67,984,693)					$ (43,457,807)
Stockholders' deficit	(1,750,358)	$ (5,770,041)	$ (785,369)		$ (5,554,917)	$ (5,321,441)	$ (5,724,961)	$ (3,363,675)
Cash on hand	273,686
Working capital deficit	$ (2,460,967)
Share issued, shares	85,828
Securities Purchase Agreement [Member]
Share issued, shares		170,000
Maturity date		Jul. 20, 2021
Warrant issued		2,575,000
Pre funded warrants		3,580,000
Proceeds from exercise of warrants after deducting placement agent fees and related offering expenses		$ 2,650,850		$ 2,650,850
Amount utilized to reduce indebtedness		$ 560,000